Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets Net Excluding Goodwill [Abstract]
Summary of intangible assets, net

The following table summarizes the Group’s intangible assets, net (in thousands):

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Computer software	20,653	18,314	2,807
License and licensed games	132	—	—
Licensed copyrights of reading content	7,724	15,709	2,408
Audio content	5,317	11,683	1,790
Trademark and domain name	54	158	24
Total	33,880	45,864	7,029
Less: amortization	(20,247)	(22,896)	(3,509)
impairment	—	(10,572)	(1,620)
Net book value	13,633	12,396	1,900